Revenue from contracts with customers	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Revenue from contracts with customers
Note 5. Revenue from contracts with customers

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Goods sold	652,187	273,938	415,976

Total revenue from contracts with customers	652,187	273,938	415,976

Recognized at a point in time	652,187	273,938	415,976

The Company’s transactions and main revenue are described in Note 2.4.7. Revenue is derived from contracts with customers
5.1 Information broken down by revenue from contracts with customers

Type of products	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Revenues from crude oil sales	593,060	236,596	338,272
Revenues from natural gas sales	54,301	33,575	71,524
Revenues from LPG sales	4,826	3,767	6,180

Total revenue from contracts with customers	652,187	273,938	415,976

Distribution channels	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Refineries	410,904	141,672	338,272
Exports from crude oil	182,156	94,924	—
Natural gas for electric power generation	18,461	2,275	5,793
Retail natural gas distribution companies	18,351	13,809	26,452
Industries (1)	17,489	17,491	39,279
LPG sales	4,826	3,767	6,180

Total revenue from contracts with customers	652,187	273,938	415,976

(1)	During the year ended December 31, 2021, including 169 related to exports of natural gas.
5.2 Performance obligations
The Company’s performance obligations are related to the transfer of goods to customers. The E&P business involves all the activities related to oil and natural gas exploration, development and production. Revenue is mainly derived from the sale of produced oil, natural gas and LPG to third parties at a point in time.